Assets Held For Sale (Details) - Portion of DCB - Assets Held For Sale. $ in Thousands	12 Months Ended
Oct. 25, 2015 USD ($)
Assets Held For Sale
Impairment charge	$ 21,500
Assets held for sale
Current assets	26,057
Goodwill	51,811
Intangibles	5,389
Property, plant and equipment	31,678
Total assets held for sale	114,935
Liabilities held for sale
Total current liabilities held for sale	$ 3,191